Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the U.S. Treasury Inflation-Protected Securities index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 13, 2021 through December 31, 2024. Initial investment of $10,000. Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund $10,000 $10,133 $9,845 $10,303 Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index $10,000 $10,148 $9,870 $10,321 Bloomberg U.S. Aggregate Bond Index $10,000 $9,927 $8,635 $9,113 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series 0-5 Year Inflation-Protected Bond Index Fund 4.86% 2.31% Bloomberg US Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index 4.69% 2.31% Bloomberg U.S. Aggregate Bond Index 1.25% -2.35% A From August 13, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,147,192,964
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$9,147,192,964
Number of Holdings	28
Total Advisory Fee	$0
Portfolio Turnover	28%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 59.9 1 - 1.99% 18.4 2 - 2.99% 18.8 3 - 3.99% 2.6 U.S. Treasury Obligations 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 86.3 US Treasury Bonds 13.4 99.7
Fidelity International Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Bond Index Fund
Class Name	Fidelity® International Bond Index Fund
Trading Symbol	FBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Bond Index Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Bond Index Fund	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International bonds advanced in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
•The fund lagged the index primarily due to costs related to hedging the Chinese Renminbi.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 10, 2019 through December 31, 2024. Initial investment of $10,000. Fidelity® International Bond Index Fund $10,000 $9,887 $10,315 $10,135 $9,036 $9,712 Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) $10,000 $9,918 $10,351 $10,198 $9,142 $9,932 Bloomberg Global Aggregate Bond Index $10,000 $10,038 $10,961 $10,445 $8,748 $9,248 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Bond Index Fund 4.64% 0.55% 0.31% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Diversified Index (Hedged USD) 5.26% 1.06% 0.85% Bloomberg Global Aggregate Bond Index -1.69% -1.96% -1.80% A From October 10, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 917,079,303
Holdings Count | shares	1,817
Advisory Fees Paid, Amount	$ 489,658
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$917,079,303
Number of Holdings	1,817
Total Advisory Fee	$489,658
Portfolio Turnover	19%

Holdings [Text Block]	AAA 15.7 AA 12.1 A 12.0 BBB 10.5 BB 0.4 B 0.0 CCC,CC,C 0.0 Not Rated 47.6 Short-Term Investments and Net Other Assets (Liabilities) 1.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.7 AA - 12.1 A - 12.0 BBB - 10.5 BB - 0.4 B - 0.0 CCC,CC,C - 0.0 Not Rated - 47.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 69.1 Corporate Bonds 28.9 Preferred Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 69.1 Corporate Bonds - 28.9 Preferred Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 China 20.4 Japan 10.3 France 9.6 Germany 8.0 Italy 6.3 Canada 5.7 United States 5.4 United Kingdom 4.6 Multi-national 4.1 Others 25.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 20.4 Japan - 10.3 France - 9.6 Germany - 8.0 Italy - 6.3 Canada - 5.7 United States - 5.4 United Kingdom - 4.6 Multi-national - 4.1 Others - 25.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Peoples Republic of China 13.4 Japan Government 9.9 Italian Republic 5.6 French Government 5.4 German Federal Republic 4.2 China Development Bank 3.7 Spanish Kingdom 3.3 United Kingdom of Great Britain and Northern Ireland 3.1 Korean Republic 2.1 Agricultural Development Bank of China 1.9 52.6
Fidelity Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Fund
Class Name	Fidelity® Inflation-Protected Bond Index Fund
Trading Symbol	FIPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the Bloomberg U.S. Treasury Inflation-Protected Securities index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Fidelity® Inflation-Protected Bond Index Fund $10,000 $9,829 $10,308 $10,615 $10,469 $11,340 $12,576 $13,321 $11,716 $12,159 $12,404 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $9,856 $10,318 $10,628 $10,494 $11,378 $12,629 $13,381 $11,796 $12,256 $12,481 Bloomberg U.S. Aggregate Bond Index $10,000 $10,055 $10,321 $10,687 $10,688 $11,620 $12,492 $12,299 $10,699 $11,291 $11,432 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Inflation-Protected Bond Index Fund 2.01% 1.81% 2.18% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 1.84% 1.87% 2.24% Bloomberg U.S. Aggregate Bond Index 1.25% -0.33% 1.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,969,120,308
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 4,639,266
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$8,969,120,308
Number of Holdings	49
Total Advisory Fee	$4,639,266
Portfolio Turnover	23%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 56.2 1 - 1.99% 26.0 2 - 2.99% 13.7 3 - 3.99% 3.5 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 77.0 US Treasury Bonds 22.4 99.4
Fidelity SAI International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Credit Fund
Class Name	Fidelity® SAI International Credit Fund
Trading Symbol	FSNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Credit Fund	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 48% of the portfolio was comprised of corporate bond holdings, while24% was in non-benchmark exposure to U.S. government bonds and roughly 9% in non-U.S. government bonds.
•Roughly 57% of the fund was invested in investment-grade securities rated A and above, while 34% was in bonds rated BBB and lower. The fund also had an approximate 6% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in European property company Heimstaden, real-estate investor Aroundtown bonds and another European property company, Grand City Properties.
•Conversely, the largest individual relative detractor was an exposure to the UK water sector including Southern Water bonds.
•Top fund holdings at year-end included U.S. treasury notes and bonds, KfW, German and Japanese government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2023 through December 31, 2024. Initial investment of $10,000. Fidelity® SAI International Credit Fund $10,000 $10,621 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) $10,000 $10,810 Bloomberg Global Aggregate Bond Index $10,000 $10,604 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI International Credit Fund 6.19% 6.77% Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) 4.44% 6.82% Bloomberg Global Aggregate Bond Index -1.69% 2.29% A From March 1, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 706,533,349
Holdings Count | shares	238
Advisory Fees Paid, Amount	$ 1,630,941
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$706,533,349
Number of Holdings	238
Total Advisory Fee	$1,630,941
Portfolio Turnover	64%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 24.3 AAA 9.3 A 11.5 BBB 34.0 BB 5.0 B 1.3 CCC,CC,C 0.5 D 0.0 Not Rated 5.5 Short-Term Investments and Net Other Assets (Liabilities) 8.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 24.3 AAA - 9.3 A - 11.5 BBB - 34.0 BB - 5.0 B - 1.3 CCC,CC,C - 0.5 D - 0.0 Not Rated - 5.5 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 54.5 U.S. Treasury Obligations 24.3 Foreign Government and Government Agency Obligations 8.9 Preferred Securities 3.7 Short-Term Investments and Net Other Assets (Liabilities) 8.6 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 54.5 U.S. Treasury Obligations - 24.3 Foreign Government and Government Agency Obligations - 8.9 Preferred Securities - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 8.6 United States 34.9 United Kingdom 17.5 Germany 15.5 Netherlands 4.3 France 3.9 Luxembourg 3.5 Canada 3.3 Japan 2.6 Denmark 2.2 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 34.9 United Kingdom - 17.5 Germany - 15.5 Netherlands - 4.3 France - 3.9 Luxembourg - 3.5 Canada - 3.3 Japan - 2.6 Denmark - 2.2 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.8 US Treasury Bonds 8.5 KfW 3.9 Canadian Government 3.3 Japan Government 2.6 German Federal Republic 2.1 Blackstone Property Partners Europe Holdings Sarl 1.8 UBS Group AG 1.6 NatWest Group PLC 1.6 Lloyds Banking Group PLC 1.5 42.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Class Name	Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
Trading Symbol	FSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the U.S. Treasury Inflation-Protected Securities index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations and other factors.
•The fund outperformed the index primarily due to pricing basis, meaning differences between when the fund and the index are priced on the last day of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 13, 2021 through December 31, 2024. Initial investment of $10,000. Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund $10,000 $10,221 $8,275 $8,507 Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index $10,000 $10,230 $8,308 $8,556 Bloomberg U.S. Aggregate Bond Index $10,000 $9,927 $8,635 $9,113 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund -0.42% -4.78% Bloomberg US Treasury Inflation-Protected Securities (TIPS) 5+ Years Index -0.78% -4.72% Bloomberg U.S. Aggregate Bond Index 1.25% -2.35% A From August 13, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,842,479,536
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$10,842,479,536
Number of Holdings	27
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 52.2 1 - 1.99% 40.2 2 - 2.99% 6.0 3 - 3.99% 1.1 U.S. Treasury Obligations 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 69.3 US Treasury Bonds 30.2 99.5
Fidelity SAI Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Income Fund
Class Name	Fidelity® SAI Municipal Income Fund
Trading Symbol	FSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Municipal Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Income Fund	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg Municipal Bond Index for the fiscal year.
•This included an overweight in lower-quality investment-grade municipal securities - primarily health care and higher education credits - that outperformed as credit spreads tightened. For the same reason, an overweight in bonds from the Puerto Rico Commonwealth Aqueducts and Sewers Authority also added value.
•Underweights in certain high-quality bonds that lagged the index, such as those backed by the New York Transitional Finance Authority Future Tax Secured Revenue, also aided the relative return.
•Pricing factors boosted relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, an overweight in lower-coupon tobacco bonds that trailed the index, partly due to their heightened interest-rate sensitivity, detracted from the relative result.
•Exposure to municipal private activity bonds issued for a wood pellet company to fund a project in Mississippi also hurt, as the company declared Chapter 11 bankruptcy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2024. Initial investment of $10,000. Fidelity® SAI Municipal Income Fund $10,000 $10,267 $11,141 $11,617 $11,887 $10,706 $11,514 Bloomberg 3+ Year Municipal Bond Index $10,000 $10,178 $11,010 $11,631 $11,828 $10,711 $11,440 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Municipal Income Fund 1.83% 1.02% 2.58% Bloomberg 3+ Year Municipal Bond Index 0.88% 0.95% 2.32% Bloomberg Municipal Bond Index 1.05% 0.99% 2.24% A From October 2, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,251,283,165
Holdings Count | shares	1,754
Advisory Fees Paid, Amount	$ 6,863,329
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$2,251,283,165
Number of Holdings	1,754
Total Advisory Fee	$6,863,329
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.0 Transportation 17.4 Health Care 13.6 Education 9.2 Special Tax 8.8 Housing 6.0 Others(Individually Less Than 5%) 17.0 100.0 AAA 10.9 AA 34.3 A 34.9 BBB 8.6 BB 1.1 B 0.3 CCC,CC,C 0.0 Not Rated 3.0 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 10.9 AA - 34.3 A - 34.9 BBB - 8.6 BB - 1.1 B - 0.3 CCC,CC,C - 0.0 Not Rated - 3.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.0 New York 8.3 Texas 7.2 New Jersey 7.1 Pennsylvania 5.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Inflation-Protected Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Class Name	Fidelity® SAI Inflation-Protected Bond Index Fund
Trading Symbol	FSPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Inflation-Protected Bond Index Fund for the period August 16, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Protected Bond Index Fund A	$ 2	0.05%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,129,497,606
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 1,060,569
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$10,129,497,606
Number of Holdings	49
Total Advisory Fee	$1,060,569
Portfolio TurnoverA	8%
A Amount not annualized
Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 53.5 1 - 1.99% 29.4 2 - 2.99% 14.7 3 - 3.99% 1.8 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 80.1 US Treasury Bonds 19.3 99.4